OTHER EXPENSES (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Other Income
Loss on disposal of property, plant and mine development (Note 9 )		$ 9,451	$ 14,182
Interest income		(3,937)	(4,867)
Temporary suspension and other costs due to COVID-19		13,353	33,540
Acquisition costs	$ 10,000	12,943
Gain on sale of exploration properties		(10,000)
Other		68	(5,379)
Total other expenses		21,742	$ 48,234
Aggregate consideration in cash	10,000
Carrying value of the properties at the transaction closing	$ 0
TMAC Resources Inc.
Other Income
Acquisition costs		2,900
Kirkland
Other Income
Acquisition costs		$ 10,000